Consolidated Statements Of Stockholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Balance at Dec. 31, 2011	$ 412	$ 1	$ 8,532	$ (2,666)	$ 78	$ (5,533)
Balance (in shares) at Dec. 31, 2011		137,000,000				(31,600,000)
Comprehensive income (loss):
Net income	290			290
Other comprehensive income (loss)	32				32
Total comprehensive income (loss)	322
Net activity related to restricted stock units (in shares)		100,000				800,000
Net activity related to restricted stock units	10		(202)			212
Number of Options - Exercised						800,000
Exercise of stock options	0		(130)			130
Activity related to employee stock purchase plan	0		(2)			2
Repurchase of warrants	(29)		(29)
Sale of call options, net of tax of $(1)	42		42
Repurchases of common stock	0
Balance at Dec. 31, 2012	757	1	8,211	(2,376)	110	(5,189)
Balance (in shares) at Dec. 31, 2012		137,100,000				(30,000,000)
Comprehensive income (loss):
Net income	16			16
Other comprehensive income (loss)	7				7
Total comprehensive income (loss)	23
Net activity related to restricted stock units (in shares)						400,000
Net activity related to restricted stock units	10		(197)			207
Number of Options - Exercised						900,000
Exercise of stock options	2		(155)			157
Excess Tax Benefit from Share-based Compensation, Financing Activities	3		3
Activity related to employee stock purchase plan	1		(1)			2
Repurchase of warrants	78		(78)
Sale of call options, net of tax of $(1)	103		110
Treasury Stock, Shares						(200,000)
Treasury Stock, Value						(7)
Stock Repurchased During Period, Shares	(1,600,000)					(1,600,000)
Repurchases of common stock	(48)					(50)
Stock Repurchased During Period, Value	(50)
Balance at Dec. 31, 2013	771	1	7,893	(2,360)	117	(4,880)
Balance (in shares) at Dec. 31, 2013		137,100,000				(30,500,000)
Comprehensive income (loss):
Net income	245
Other comprehensive income (loss)	(139)				(139)
Total comprehensive income (loss)	106
Net activity related to restricted stock units (in shares)						700,000
Net activity related to restricted stock units	10		(143)			153
Number of Options - Exercised	131,000					100,000
Exercise of stock options	0		(20)			20
Excess Tax Benefit from Share-based Compensation, Financing Activities	12		12
Activity related to employee stock purchase plan	0		(1)			1
Stock Issued During Period, Shares, Conversion of Convertible Securities	(4,000,000)	0				(4,000,000)
Stock Issued During Period, Value, Conversion of Convertible Securities	66		529			595
Stock Repurchased During Period, Shares	(5,700,000)					(5,700,000)
Repurchases of common stock	(297)					(300)
Stock Repurchased During Period, Value	(300)
Balance at Dec. 31, 2014	$ 665	$ 1	$ 7,212	$ (2,115)	$ (22)	$ (4,411)
Balance (in shares) at Dec. 31, 2014		137,100,000				(31,400,000)